RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2012 Stockholder	Dec. 31, 2011 Stockholder	Jun. 30, 2013 Officer	Jun. 30, 2012 Officer
Accounting services	$ 104,246	$ 52,000	$ 40,140	$ 29,000
Rental expense	40,334	10,500	0	16,334
Payment to related party	$ 28,000	$ 0	$ 62,000